Condensed Consolidated Statement of Changes in Shareholders' Deficit (Parenthetical)	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2022
Naturalshrimp Incorporated [Member]
Percentage of series E preferred shares	10.00%	10.00%